Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,500,000,000
Previously Paid Amount	306,000.00
Total Fee Amount	688,750.00
Total Offset Amount
Net Fee	$ 382,750.00